SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Significant Accounting Policies Tables
Schedule of Fair Value Assumptions
Year Ended December 31,
2015

Dividend yield	0%
Expected volatility	53.1%
Risk-free interest	1.6%
Expected life	5.83 years
Early exercise multiple	4.0%